Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 109,249	$ 76,579
Accounts receivable—trade, net	138,597	287,045
Inventories, net	424,121	461,515
Prepaid expenses and other current assets	33,836	32,985
Costs and estimated profits in excess of billings	12,009	14,646
Deferred income taxes, net	0	22,389
Total current assets	717,812	895,159
Property and equipment, net of accumulated depreciation	186,667	189,974
Deferred financing costs, net	4,125	5,581
Intangibles, net	246,650	271,739
Goodwill	669,036	798,481
Investment in unconsolidated subsidiary	57,719	49,675
Deferred income taxes, net	780	0
Other long-term assets	3,253	3,493
Total assets	1,886,042	2,214,102
Current liabilities
Current portion of long-term debt	253	840
Accounts payable—trade	76,823	127,757
Accrued liabilities	58,563	126,890
Deferred revenue	7,283	10,919
Billings in excess of costs and profits recognized	8,631	15,785
Total current liabilities	151,553	282,191
Long-term debt, net of current portion	396,016	420,484
Deferred income taxes, net	51,100	98,188
Other long-term liabilities	29,956	17,318
Total liabilities	628,625	818,181
Commitments and contingencies
Equity
Common stock, $0.01 par value, 296,000,000 shares authorized, 98,605,902 and 97,865,278 shares issued	986	979
Additional paid-in capital	891,248	864,313
Treasury stock at cost, 8,145,802 and 8,108,983 shares	(133,318)	(132,480)
Retained earnings	580,152	699,505
Accumulated other comprehensive loss	(82,048)	(36,961)
Total stockholders’ equity	1,257,020	1,395,356
Noncontrolling interest in subsidiary	397	565
Total equity	1,257,417	1,395,921
Total liabilities and equity	$ 1,886,042	$ 2,214,102